Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.5%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	5,696,780	$8,484,432
Airlines — 6.2%
Pegasus Hava Tasimaciligi AS(a)(b)	361,891	3,140,789
Turk Hava Yollari AO(a)(b)	3,976,396	12,096,515
		15,237,304
Automobiles — 4.4%
Ford Otomotiv Sanayi AS	577,197	10,846,794
Banks — 7.2%
Akbank TAS	21,697,280	11,058,129
Turkiye Is Bankasi AS, Class C(a)	10,064,992	6,631,850
		17,689,979
Beverages — 3.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,918,708	3,304,578
Coca-Cola Icecek AS	672,262	5,332,624
		8,637,202
Capital Markets — 0.3%
Is Yatirim Menkul Degerler AS	638,074	758,146
Chemicals — 6.2%
Gubre Fabrikalari TAS(b)	485,250	2,268,982
Hektas Ticaret TAS(a)(b)	3,307,416	6,308,678
Petkim Petrokimya Holding AS(a)(b)	10,889,317	6,581,439
		15,159,099
Construction & Engineering — 0.9%
Tekfen Holding AS	1,813,100	2,175,289
Construction Materials — 1.7%
Nuh Cimento Sanayi AS	443,752	1,593,244
Oyak Cimento Fabrikalari AS(a)(b)	3,380,764	2,517,450
		4,110,694
Diversified Financial Services — 4.0%
Haci Omer Sabanci Holding AS(a)	6,836,839	8,844,450
Turkiye Sinai Kalkinma Bankasi AS(b)	7,419,991	1,002,673
		9,847,123
Electric Utilities — 1.8%
Enerjisa Enerji AS(a)(c)	2,491,621	2,248,091
Penta Teknoloji Urunleri Dagitim Ticaret AS(b)	74,586	2,052,982
		4,301,073
Equity Real Estate Investment Trusts (REITs) — 2.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	19,085,936	3,343,003
Is Gayrimenkul Yatirim Ortakligi AS(b)	728,359	654,949
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(b)	464,802	1,983,518
		5,981,470
Food & Staples Retailing — 8.7%
BIM Birlesik Magazalar AS	3,302,500	16,609,894
Migros Ticaret AS(a)(b)	898,764	2,427,278
Sok Marketler Ticaret AS(a)	2,703,995	2,211,297
		21,248,469
Food Products — 0.7%
Ulker Biskuvi Sanayi AS(b)	1,651,052	1,587,900
Health Care Providers & Services — 0.8%
MLP Saglik Hizmetleri AS(b)(c)	943,630	2,018,637
Household Durables — 1.5%
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,242,873	1,913,707
Security	Shares	Value
Household Durables (continued)
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,062,601	$1,746,060
		3,659,767
Independent Power and Renewable Electricity Producers — 1.3%
Aksa Enerji Uretim AS(a)(b)	2,484,325	3,198,692
Industrial Conglomerates — 12.6%
Alarko Holding AS	1,455,171	2,652,500
Dogan Sirketler Grubu Holding AS	10,610,004	2,572,964
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	5,385,217	13,184,787
Turkiye Sise ve Cam Fabrikalari AS	9,685,364	12,387,724
		30,797,976
Insurance — 0.0%
Anadolu Anonim Turk Sigorta Sirketi(b)	216,048	75,097
Machinery — 1.7%
Jantsa Jant Sanayi Ve Ticaret AS.	263,098	1,298,664
Otokar Otomotiv Ve Savunma Sanayi AS	33,367	873,269
Turk Traktor ve Ziraat Makineleri AS(a)	134,147	1,981,920
		4,153,853
Metals & Mining — 14.6%
Eregli Demir ve Celik Fabrikalari TAS(a)	10,296,086	21,422,889
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS,
Class D(b)	6,499,951	5,836,962
Koza Altin Isletmeleri AS(a)(b)	398,633	4,801,455
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	1,934,426	3,541,781
		35,603,087
Oil, Gas & Consumable Fuels — 5.9%
Turkiye Petrol Rafinerileri AS(b)	893,263	14,492,111
Textiles, Apparel & Luxury Goods — 2.9%
Aksa Akrilik Kimya Sanayii AS	1,413,751	5,023,077
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	842,468	2,028,713
		7,051,790
Transportation Infrastructure — 1.9%
TAV Havalimanlari Holding AS(a)(b)	1,639,558	4,537,912
Wireless Telecommunication Services — 4.3%
Turkcell Iletisim Hizmetleri AS	8,804,476	10,380,782
Total Common Stocks — 99.1%
(Cost: $332,657,810)		242,034,678
Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	23,245,963	23,245,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	590,000	590,000
		23,835,963
Total Short-Term Securities — 9.8%
(Cost: $23,833,409)		23,835,963
Total Investments in Securities — 108.9%
(Cost: $356,491,219)		265,870,641
Liabilities in Excess of Other Assets — (8.9)%		(21,646,828)
Net Assets — 100.0%		$244,223,813

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2022

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,942,050	$11,310,457	(a)	$—	$(3,662)	$(2,882)	$23,245,963	23,245,963	$614,744	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	240,000	(a)	—	—	—	590,000	590,000	345		—
					$(3,662)	$(2,882)	$23,835,963		$615,089		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	12	06/17/22	$638	$19,956

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$96,613,611	$145,421,067	$—	$242,034,678
Money Market Funds	23,835,963	—	—	23,835,963
	$120,449,574	$145,421,067	$—	$265,870,641

Derivative financial instruments(a)
Assets
Futures Contracts	$19,956	$—	$—	$19,956

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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